Financial Instruments	6 Months Ended
Jun. 30, 2018
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Financial Instruments

Note 12: Financial Instruments

Financial assets and liabilities

Financial assets and liabilities in the consolidated statement of financial position were as follows:

June 30, 2018(1)	Assets/ (Liabilities) at Amortized Cost	Assets/ (Liabilities) at Fair Value through Earnings	Assets at Fair Value through Other Comprehensive Income	Derivatives Used for Hedging	Total
Cash and cash equivalents	312	567	-	-	879
Trade and other receivables	856	-	-	-	856
Other financial assets - current	41	7	-	-	48
Other financial assets - non-current	17	-	23	-	40
Current indebtedness	(2,595)	-	-	-	(2,595)
Trade payables (see note 14)	(138)	-	-	-	(138)
Accruals (see note 14)	(723)	-	-	-	(723)
Other financial liabilities - current(2)	(1,009)	(3)	-	(94)	(1,106)
Long-term indebtedness	(4,936)	-	-	-	(4,936)
Other financial liabilities - non current	-	-	-	(211)	(211)
Total	(8,175)	571	23	(305)	(7,886)

(1)	Current presentation reflects the adoption of IFRS 9, Financial Instruments, effective January 1, 2018.

(2)

Includes a commitment to repurchase up to $967 million of shares related to the Company’s pre-defined plan with its broker to repurchase the Company’s shares during its internal trading blackout period. See note 16.

December 31, 2017	Cash, Trade and Other Receivables	Assets/ (Liabilities) at Fair Value through Earnings	Derivatives Used for Hedging	Available for Sale	Other Financial Liabilities	Total
Cash and cash equivalents	874	-	-	-	-	874
Trade and other receivables	1,457	-	-	-	-	1,457
Other financial assets - current	78	20	-	-	-	98
Other financial assets - non-current	49	1	-	33	-	83
Current indebtedness	-	-	-	-	(1,644)	(1,644)
Trade payables (see note 14)	-	-	-	-	(307)	(307)
Accruals (see note 14)	-	-	-	-	(1,477)	(1,477)
Other financial liabilities - current	-	(49)	-	-	(80)	(129)
Long-term indebtedness	-	-	-	-	(5,382)	(5,382)
Other financial liabilities - non current	-	(31)	(246)	-	(2)	(279)
Total	2,458	(59)	(246)	33	(8,892)	(6,706)

Cash and cash equivalents

Of total cash and cash equivalents, $20 million and $126 million at June 30, 2018 and December 31, 2017, respectively, were held in subsidiaries which have regulatory restrictions, contractual restrictions or operate in countries where exchange controls and other legal restrictions apply and were therefore not available for general use by the Company.

Long-term debt activity

The Company repaid the following notes in the six months ended June 30, 2017:

Month/Year	Transaction	Principal Amount (in millions)
Notes repaid
February 2017	1.30% Notes, due 2017	US$550

Commercial paper

Under its commercial paper programs, the Company may issue up to $2.0 billion of notes. At June 30, 2018, current indebtedness included $1,711 million of outstanding commercial paper within the consolidated statement of financial position.

Credit facilities

The Company has two credit facilities available.

●

The $2.4 billion credit facility matures in November 2021 and may be used to provide liquidity for general corporate purposes (including support for its commercial paper programs). In the six-month period ended June 30, 2018, the Company borrowed and repaid $370 million under this credit facility. There were no borrowings under this credit facility at June 30, 2018. Based on the Company’s current credit ratings, the cost of borrowing under the agreement is priced at LIBOR/EURIBOR plus 100 basis points.

●

The $1.5 billion credit facility is comprised of a $0.5 billion term loan facility and a $1.0 billion revolving credit facility, that expires on November 21, 2018. The Company had no borrowings under the term loan facility, which was available to fund acquisitions up to June 30, 2018. In the six-month period ended June 30, 2018, the Company borrowed $1.0 billion and repaid $0.5 billion under this credit facility. The revolving credit facility may be used for general corporate purposes up to the expiration date. The cost of borrowing was priced at LIBOR plus 87.5 basis points.

Fair Value

The fair values of cash, trade and other receivables, trade payables and accruals approximate their carrying amounts because of the short-term maturity of these instruments. The fair value of long-term debt and related derivative instruments is set forth below.

Debt and Related Derivative Instruments

Carrying Amounts

Amounts recorded in the consolidated statement of financial position are referred to as “carrying amounts”. The carrying amounts of primary debt are reflected in “Long-term indebtedness” and “Current indebtedness” and the carrying amounts of derivative instruments are included in “Other financial assets” and “Other financial liabilities”, both current and non-current in the consolidated statement of financial position, as appropriate.

Fair Value

The fair value of debt is estimated based on either quoted market prices for similar issues or current rates offered to the Company for debt of the same maturity. The fair value of interest rate swaps is estimated based upon discounted cash flows using applicable current market rates and taking into account non-performance risk.

The following is a summary of debt and related derivative instruments that hedge the cash flows of debt:

	Carrying Amount		Fair Value
June 30, 2018	Primary Debt Instruments	Derivative Instruments Liability	Primary Debt Instruments	Derivative Instruments Liability
Bank and other	5	-	5	-
Commercial paper	1,711	-	1,713	-
Credit facilities	497	-	500	-
C$500, 3.369% Notes, due 2019	380	94	383	94
C$750, 4.35% Notes, due 2020	569	153	590	153
C$550, 3.309% Notes, due 2021	417	58	423	58
$500, 4.70% Notes, due 2019	499	-	509	-
$350, 3.95% Notes, due 2021	349	-	352	-
$600, 4.30% Notes, due 2023	596	-	610	-
$450, 3.85% Notes, due 2024	447	-	442	-
$500, 3.35% Notes, due 2026	495	-	460	-
$350, 4.50% Notes, due 2043	341	-	321	-
$350, 5.65% Notes, due 2043	341	-	374	-
$400, 5.50% Debentures, due 2035	394	-	416	-
$500, 5.85% Debentures, due 2040	490	-	543	-
Total	7,531	305	7,641	305
Current portion	2,595	94
Long-term portion	4,936	211

	Carrying Amount		Fair Value
December 31, 2017	Primary Debt Instruments	Derivative Instruments Liability	Primary Debt Instruments	Derivative Instruments Liability
Bank and other	4	-	7	-
Commercial paper	1,637	-	1,641	-
C$500, 3.369% Notes, due 2019	398	75	405	75
C$750, 4.35% Notes, due 2020	597	128	629	128
C$550, 3.309% Notes, due 2021	437	43	450	43
$500, 4.70% Notes, due 2019	499	-	519	-
$350, 3.95% Notes, due 2021	349	-	361	-
$600, 4.30% Notes, due 2023	597	-	634	-
$450, 3.85% Notes, due 2024	447	-	459	-
$500, 3.35% Notes, due 2026	495	-	497	-
$350, 4.50% Notes, due 2043	341	-	361	-
$350, 5.65% Notes, due 2043	341	-	420	-
$400, 5.50% Debentures, due 2035	394	-	459	-
$500, 5.85% Debentures, due 2040	490	-	607	-
Total	7,026	246	7,449	246
Current portion	1,644	-
Long-term portion	5,382	246

Fair value estimation

The following fair value measurement hierarchy is used for financial instruments that are measured in the consolidated statement of financial position at fair value:

●	Level 1 - quoted prices (unadjusted) in active markets for identical assets or liabilities;
●	Level 2 - inputs other than quoted prices included within level 1 that are observable for the asset or liability, either directly (that is, as prices) or indirectly (that is, derived from prices); and
●	Level 3 - inputs for the asset or liability that are not based on observable market data (that is, unobservable inputs).

The levels used to determine fair value measurements for those instruments carried at fair value in the consolidated statement of financial position are as follows:

June 30, 2018(1)				Total
Assets	Level 1	Level 2	Level 3	Balance
Money market accounts	-	567	-	567
Forward exchange contracts(2)	-	7	-	7
Financial assets at fair value through earnings	-	574	-	574
Financial assets at fair value through other comprehensive income(3)	6	17	-	23
Total assets	6	591	-	597

Liabilities
Forward exchange contracts(2)	-	(3)	-	(3)
Financial liabilities at fair value through earnings	-	(3)	-	(3)
Derivatives used for hedging(4)	-	(305)	-	(305)
Total liabilities	-	(308)	-	(308)

December 31, 2017				Total
Assets	Level 1	Level 2	Level 3	Balance
Embedded derivatives(5)	-	12	-	12
Forward exchange contracts(2)	-	9	-	9
Financial assets at fair value through earnings	-	21	-	21
Available for sale investments(3)	7	26	-	33
Total assets	7	47	-	54

Liabilities
Embedded derivatives(5)	-	(63)	-	(63)
Forward exchange contracts(2)	-	(16)	-	(16)
Contingent consideration(6)	-	-	(1)	(1)
Financial liabilities at fair value through earnings	-	(79)	(1)	(80)
Derivatives used for hedging(4)	-	(246)	-	(246)
Total liabilities	-	(325)	(1)	(326)

(1)	Current presentation reflects the adoption of IFRS 9, Financial Instruments, effective January 1, 2018.

(2)	Used to manage foreign exchange risk on cash flows excluding indebtedness.

(3)	Investments in entities over which the Company does not have control, joint control or significant influence.

(4)	Comprised of fixed-to-fixed cross-currency swaps on indebtedness.

(5)	Largely related to U.S. dollar pricing of customer agreements by subsidiaries outside of the U.S.

(6)	Obligations to pay additional consideration for prior acquisitions, based upon performance measures contractually agreed at the time of purchase.

The Company recognizes transfers into and out of the fair value measurement hierarchy levels at the end of the reporting period in which the event or change in circumstances that caused the transfer occurred. There were no transfers between hierarchy levels for the six months ended June 30, 2018.

Valuation Techniques

The fair value of financial instruments that are not traded in an active market (for example, over-the-counter derivatives) is determined by using valuation techniques. These valuation techniques maximize the use of observable market data where it is available and rely as little as possible on entity specific estimates. If all significant inputs required to fair value an instrument are observable, the instrument is included in level 2. If one or more of the significant inputs is not based on observable market data, the instrument is included in level 3.

Specific valuation techniques used to value financial instruments include:

●	quoted market prices or dealer quotes for similar instruments;
●	the fair value of cross-currency interest rate swaps and forward foreign exchange contracts is calculated as the present value of the estimated future cash flows based on observable yield curves; and
●	the fair value of contingent consideration is calculated based on estimates of future revenue performance.